UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04527 )

Exact name of registrant as specified in charter: Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating (RAT)	Principal amount	Value

Minnesota (97.4%)
Bemidji, Hosp. Fac. Rev. Bonds (First Mtge.-North
Country Hlth.)
5 5/8s, 9/1/21	A	$250,000	$255,000
5 5/8s, 9/1/15	A	1,760,000	1,795,200
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. C, FSA, 5s, 2/1/21	Aaa	1,560,000	1,624,896
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A, FGIC
5s, 2/1/20	Aaa	1,000,000	1,053,690
5s, 2/1/13	Aaa	1,000,000	1,071,070
Breckenridge, Rev. Bonds (Catholic Hlth. Initiatives),
Ser. A, 5s, 5/1/30	Aa2	1,000,000	1,047,840
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	1,000,000	1,018,100
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,047,430
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	185,000	185,927
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	787,763
Elk River, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. A, MBIA, 5s, 2/1/19 (Prerefunded)	Aaa	1,000,000	1,050,680
Farmington, G.O. Bonds (Indpt. School Dist. No.192),
Ser. B, FSA, 5s, 2/1/19	Aaa	1,080,000	1,161,281
Hennepin Cnty., G.O. Bonds, Ser. A, 5 1/8s, 12/1/19	Aaa	1,440,000	1,492,661
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	B+	350,000	358,684
Itasca Cnty., G.O. Bonds (Indpt. School Dist. No.
318), FSA, 5s, 2/1/15	AAA	2,610,000	2,765,504
Lake Superior, G.O. Bonds (Indpt. School Dist. No.
381), Ser. A, FSA, 5s, 4/1/14	Aaa	1,430,000	1,532,331
Lakeville, G.O. Bonds (Indpt. School Dist. No. 194)
Ser. A, FGIC, 5 1/2s, 2/1/24	Aaa	2,000,000	2,195,120
Ser. C, FSA, 5s, 2/1/15	Aaa	1,440,000	1,532,894
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aa1	2,575,000	2,765,061
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,328,913
Medford, G.O. Bonds (Indpt. School Dist. No. 763),
Ser. A, FSA, 5 1/2s, 2/1/31 (Prerefunded)	Aaa	1,550,000	1,660,391
Minneapolis & St. Paul, Arpt. Rev. Bonds, Ser. C,
FGIC, 5 1/2s, 1/1/16	Aaa	1,800,000	1,934,838
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds,
Ser. A, MBIA
5s, 1/1/28	Aaa	1,160,000	1,205,750
5s, 1/1/21	Aaa	1,500,000	1,569,300
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev.
Bonds, Ser. G-3, U.S. Govt. Coll., 5.45s, 12/1/31
(Prerefunded)	AAA/P	1,705,000	1,848,288
Minneapolis, G.O. Bonds
(Sports Arena), 5.2s, 10/1/24 (SEG)	AAA	2,000,000	2,052,040
Ser. B, 5 1/8s, 12/1/24	AAA	1,500,000	1,561,755
Ser. E, 5s, 3/1/26	AAA	1,675,000	1,716,641
(Pub. Impt.), 5s, 12/1/18	AAA	1,200,000	1,261,536
Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview
Hlth. Svcs.), Ser. B, MBIA, 5s, 5/15/10	Aaa	1,000,000	1,047,590
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	735,805
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276),
Ser. B, 5 3/4s, 2/1/22 (Prerefunded)	Aa1	2,715,000	2,793,294
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6 5/8s, 8/1/25	A3	1,500,000	1,640,325
(Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17	Aaa	610,000	634,766
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA,
5 1/4s, 2/15/14	Aaa	1,400,000	1,482,292
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5s,
2/15/23	Aaa	500,000	518,090
MN Pub. Fac. Auth. Wtr. Poll. Control Rev. Bonds
Ser. A, 5 1/4s, 3/1/17 (Prerefunded)	Aaa	1,000,000	1,039,620
Ser. C, 5s, 3/1/23	Aaa	1,475,000	1,570,418
Ser. B, 5s, 3/1/19	Aaa	1,600,000	1,764,320
MN State G.O. Bonds
(Duluth Arpt.), Ser. 95A, 6 1/4s, 8/1/14	AAA	2,800,000	2,802,912
5s, 6/1/24	AAA	1,000,000	1,072,420

5s, 11/1/19	AAA	1,500,000	1,569,645
5s, 8/1/17	AAA	1,500,000	1,609,275
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 4-P, U.S. Govt. Coll., 5.4s,
4/1/23 (Prerefunded)	A2	580,000	595,776
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	524,620
(U. of St. Thomas), Ser. 5-N1, 5 1/4s, 10/1/34	A2	1,000,000	1,059,970
(St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26
(Prerefunded)	AAA/P	500,000	536,230
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa2	250,000	261,303
(U. of St. Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	528,410
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	517,425
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,642,410
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M2, 3.57s, 10/1/20	VMIG1	2,225,000	2,225,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. H, 5s, 1/1/36	Aa1	965,000	992,387
Ser. B, 5s, 7/1/34	AA+	475,000	489,811
Ser. H, 4 3/8s, 1/1/14	Aa1	380,000	380,923
Ser. H, 4.15s, 7/1/12	Aa1	855,000	855,838
Ser. A, 4.05s, 7/1/16	Aa1	225,000	223,369
Ser. H, 3 3/4s, 1/1/10	Aa1	240,000	238,879
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 5 3/4s, 12/1/19	BBB-/P	1,000,000	1,030,800
Morris, G.O. Bonds (Indpt. School Dist. No. 769), MBIA
5s, 2/1/18	Aaa	1,000,000	1,060,600
5s, 2/1/17	Aaa	1,150,000	1,223,037
Mounds View, G.O. Bonds (Indpt. School Dist. No. 621),
Ser. A
5 3/8s, 2/1/20 (Prerefunded)	Aa2	1,250,000	1,332,213
5 1/4s, 2/1/15 (Prerefunded)	Aa2	1,000,000	1,060,740
Northfield, Hosp. Rev. Bonds
Ser. C, 6s, 11/1/31 (Prerefunded)	BBB-	1,000,000	1,105,960
5 1/4s, 11/1/21	BBB-	500,000	522,420
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted
Med. Ctr.), 5.55s, 7/1/19	BB+/P	800,000	819,424
Osseo, G.O. Bonds (Indpt. School Dist. No. 279), Ser.
A, 5 1/4s, 2/1/21 (Prerefunded)	Aa2	2,000,000	2,114,600
Pequot Lakes, G.O. Bonds (Indpt. School Dist. No.
186), FGIC, 5s, 2/1/12	Aaa	1,220,000	1,300,679
Ramsey Cnty., G.O. Bonds (Cap. Impt.), Ser. A, 5 3/8s,
2/1/16 (Prerefunded)	Aaa	1,160,000	1,168,746
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,201,118
Robbinsdale, G.O. Bonds (Indpt. School Dist. No. 281)
5 5/8s, 2/1/21 (Prerefunded)	Aa2	2,000,000	2,090,480
MBIA, 5s, 2/1/14 (Prerefunded)	Aaa	1,500,000	1,546,470
Rochester, Elec. Util. Rev. Bonds, 5 1/4s, 12/1/30	Aa2	1,500,000	1,561,620
Roseville, G.O. Bonds (Indpt. School Dist. No. 623),
Ser. A, FSA, 5s, 2/1/25	Aaa	2,000,000	2,079,120
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	400,000	410,476
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047),
Ser. B, FSA, zero %, 2/1/11	Aaa	2,540,000	2,137,258
St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp.
Oblig. Group), Ser. A, FSA, 6 1/4s, 5/1/17	Aaa	1,500,000	1,642,065
St. Michael, G.O. Bonds (Indpt. School Dist. No. 885),
FSA, 5s, 2/1/16	Aaa	1,310,000	1,388,050
St. Paul, COP (Indpt. School Dist. No. 625), Ser. C,
5 1/4s, 2/1/16	AA	2,475,000	2,476,411
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (Regions Hosp.), 5.3s, 5/15/28	BBB+	1,500,000	1,525,815
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), Ser. B, 5.85s, 11/1/17	Baa3	750,000	775,020
Todd Morrison Cass & Wadena Cntys., Hosp. Dist. G.O.
Bonds (Hlth. Care Fac. Lakewood), 5s, 12/1/34	Baa2	750,000	769,290
U. of MN Rev. Bonds, Ser. A
5 3/4s, 7/1/17 (Prerefunded)	Aaa	2,160,000	2,509,834
5 1/2s, 7/1/21 (Prerefunded)	Aaa	1,000,000	1,150,580
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	Aaa	565,000	602,900
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB	250,000	268,453
			109,107,886

New Jersey (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s,
6/1/39	BBB	500,000	560,390

Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A,
5 1/4s, 7/1/30	BBB	500,000	530,285
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	200,000	213,532
			743,817

Wisconsin (0.5%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28	BBB	500,000	555,330

TOTAL INVESTMENTS

Total investments (cost $106,187,981) (b)			$110,967,423

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	46	$4,939,250	Dec-06	$19,277

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

			Payments	Payments	Unrealized
	Swap counterparty /	Termination	made by	received by	appreciation/
	Notional amount	date	fund per annum	fund per annum	(depreciation)

	Merrill Lynch Capital Services, Inc.
				3 month U.S. Bond Market
				Association Municipal Swap
	2,800,000 (E)	11/22/16	4.1735%	Index	$(72,750)

	2,000,000 (E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	64,060

	Total				$(8,690)
(E)	See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $112,028,933.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $106,187,981, resulting in gross unrealized appreciation and depreciation of $4,821,651 and $42,209, respectively, or net unrealized appreciation of $4,779,442.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

At August 31, 2006, liquid assets totaling $4,939,250 have been designated as collateral for open futures contracts.

The rates shown on VRDN are the current interest rates at August 31, 2006.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry group concentration greater than 10% at August 31, 2006 (as a percentage of net assets):

Health care	15.7%

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

FSA	15.6%
MBIA	10.1

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006